UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08211

Dreyfus Institutional Preferred Money Market Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	12/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Government Plus Money Market Fund
December 31, 2016 (Unaudited)

	Principal
U.S. Government Agency - 44.8%	Amount ($)	Value ($)
Federal Home Loan Bank
0.46% - 0.52%, 1/24/17 - 2/17/17
(cost $596,907,457)	597,228,000	596,907,457
U.S. Treasury Bills - 34.0%
0.26% - 0.48%, 1/5/17 - 2/9/17
(cost $453,188,238)	453,300,000	453,188,238
U.S. Treasury Notes - 13.5%
0.43% - 0.52%, 1/15/17 - 1/31/17
(cost $180,079,618)	180,000,000	180,079,618
Repurchase Agreement - 3.8%
Credit Agricole CIB
0.51%, dated 12/30/16, due 1/3/17 in the amount
of $50,002,833 (fully collateralized by $53,068,337
U.S. Treasuries (including strips), 0%-4.38%, due
4/30/18-2/15/42, value $51,000,003)
(cost $50,000,000)	50,000,000	50,000,000
Total Investments (cost $1,280,175,313)	96.1%	1,280,175,313
Cash and Receivables (Net)	3.9%	52,250,050
Net Assets	100.0%	1,332,425,363

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Government Plus Money Market Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,280,175,313
Level 3 - Significant Unobservable Inputs	-
Total	1,280,175,313

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act.
Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-
managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
December 31, 2016 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 20.6%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.90%, 2/16/17	50,000,000		50,003,800
Bank of Nova Scotia (Yankee)
1.08%, 3/15/17	40,000,000		40,012,024
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.65%, 1/5/17	100,000,000		100,003,200
Credit Suisse New York (Yankee)
1.15%, 3/22/17	40,000,000		40,021,692
Sumitomo Mitsui Banking Corp. (Yankee)
0.95%, 1/10/17	75,000,000	[a]	75,008,512
Sumitomo Mitsui Trust Bank (Yankee)
0.95%, 1/11/17	75,000,000	[a]	75,009,217
Toronto Dominion Bank NY (Yankee)
0.57% - 1.08%, 1/3/17 - 3/21/17	98,000,000		98,010,444
Total Negotiable Bank Certificates of Deposit
(cost $478,000,000)			478,068,889
Commercial Paper - 8.4%
Collateralized Commercial Paper II Co., LLC
1.22%, 1/20/17	25,000,000	[a,b]	25,010,078
Credit Suisse New York
0.95%, 2/23/17	40,000,000		39,956,916
GE Capital Treasury LLC
0.60%, 1/4/17	39,400,000		39,396,635
ING (US) Funding LLC
1.13%, 1/12/17	50,000,000	[b]	50,017,795
United Overseas Bank Ltd.
1.09%, 3/14/17	40,000,000	[a]	39,930,932
Total Commercial Paper
(cost $194,254,886)			194,312,356
Asset-Backed Commercial Paper - 3.8%
Antalis S.A.
1.15%, 3/14/17	40,000,000	[a]	39,928,220
Collateralized Commercial Paper II Co., LLC
1.21%, 6/6/17	50,000,000	[a]	49,716,915
Total Asset-Backed Commercial Paper
(cost $89,648,000)			89,645,135
Time Deposits - 21.7%
Australia and New Zealand Banking Group (Grand
Cayman)
0.54%, 1/3/17	100,000,000		100,000,000
BNP Paribas (Grand Cayman)
0.52%, 1/3/17	65,000,000		65,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Time Deposits - 21.7% (continued)	Amount ($)		Value ($)
Natixis New York (Grand Cayman)
0.55%, 1/3/17	100,000,000		100,000,000
Nordea Bank Finland
0.50%, 1/3/17	100,000,000		100,000,000
Royal Bank of Canada (Toronto)
0.50%, 1/3/17	40,000,000		40,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.51%, 1/3/17	100,000,000		100,000,000
Total Time Deposits
(cost $505,000,000)			505,000,000
Variable Rate Demand Notes - 6.7%
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge Revenue (LOC;
Bank of America) 0.67%, 1/7/17	17,900,000	[c]	17,900,000
California,
GO Notes (LOC; Mizuho Bank, Ltd.) 0.66%, 1/7/17	28,675,000	[c]	28,675,000
Gainesville,
Utilities System Revenue (Liquidity Facility; Bank of
America) 0.73%, 1/7/17	20,000,000	[c]	20,000,000
Hanover County Economic Development Authority,
Revenue, Refunding (Bon Secours Health System,
Inc.)(LOC; U.S. Bank NA) 0.75%, 1/7/17	30,320,000	[c]	30,320,000
Metropolitan Transportation Authority,
Transportation Revenue (LOC; Citibank NA) 0.67%,
1/7/17	20,240,000	[c]	20,240,000
Metropolitan Transportation Authority,
Transportation Revenue (LOC; Bank of Tokyo-
Mitsubishi UFJ, Ltd.) 0.68%, 1/7/17	37,875,000	[c]	37,875,000
Total Variable Rate Demand Notes
(cost $155,010,000)			155,010,000
Repurchase Agreements - 38.8%
Bank of Nova Scotia
0.50%, dated 12/30/16, due 1/3/17 in the amount
of $366,020,333 (fully collateralized by $85,828,110
Agency Debentures and Agency Strips, 0.75%-6.63%,
due 1/17/17-11/15/30, value $87,523,821,
$157,371,773 Agency Mortgage-Backed Securities,
(Interest Only), due 2/1/21-8/1/46, value
$89,956,179 and $191,891,661 U.S. Treasuries
(including strips), 0%-8.50%, due 12/31/16-
11/15/46, value $195,840,017)	366,000,000		366,000,000
Credit Agricole CIB
0.51%, dated 12/30/16, due 1/3/17 in the amount
of $326,018,473 (fully collateralized by
$346,005,558 U.S. Treasuries (including strips), 0%-
4.38%, due 4/30/18-2/15/42, value $332,520,021)	326,000,000		326,000,000
HSBC USA Inc.
0.86%, dated 12/30/16, due 1/3/17 in the amount
of $75,007,167 (fully collateralized by $97,322,000
Corporate Debt Securities, 5.38%-14%, due
1/15/18-3/15/29, value $78,753,572)	75,000,000		75,000,000

	Principal
Repurchase Agreements - 38.8% (continued)	Amount ($)	Value ($)
RBC Capital Markets
1.05%, dated 12/8/16, due 3/8/17 in the amount of
$50,131,250 (fully collateralized by $52,859,672
Corporate Debt Securities, 1.90%-7%, due 8/23/18-
7/29/45, value $51,500,001)	50,000,000	50,012,210
Wells Fargo Securities LLC
0.81%-0.86%, dated 12/30/16, due 1/6/17 in the
amount of $85,013,776 (fully collateralized by
$46,988,463 Asset-Backed Securities, 1.93%-5.99%,
due 2/8/19-6/17/49, value $47,250,001 and
Equities, value $44,000,000)	85,000,000	85,000,000
Total Repurchase Agreements
(cost $902,000,000)		902,012,210

Total Investments (cost $2,323,912,886)	100.0%	2,324,048,590
Liabilities, Less Cash and Receivables	.0%	(907,739)
Net Assets	100.0%	2,323,140,851

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities amounted to $304,603,874 or 13.11% of net assets.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
c Variable rate demand note—rate shown is the interest rate in effect at December 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Money Market Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:

Asset-Backed Commercial Paper†	-	89,645,135	-	89,645,135
Commercial Paper†	-	194,312,356	-	194,312,356
Negotiable Bank Certificates of
Deposit†	-	478,068,889	-	478,068,889
Repurchase Agreements†	-	902,012,210	-	902,012,210
Time Deposits†	-	505,000,000	-	505,000,000
Variable Rate Demand Notes†	-	155,010,000	-	155,010,000

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service
(the “Service”) approved by the fund's Board (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the
"Board"). Certain factors may be considered when fair valuing investments such as:
fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.
These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-
managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

At December 31, 2016, accumulated net unrealized appreciation on investments was
$135,704, consisting of $160,184 gross unrealized appreciation and $24,480 gross unrealized depreciation.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of
Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 14, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 14, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)